Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)		Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Lease right-of-use assets, net		$ 11,868
Lease liabilities, current		7,477
Lease liabilities, non-current		4,463
Total lease liabilities		$ 11,940	$ 11,940
Weighted average remaining lease term		19 months
Weighted average discount rate	[1]	2.90%

[1]	The discount rate is based on its incremental internal bank loan borrowing rate.